FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, July 29,2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals       COM              009158106     4556 86860.000SH       SOLE                76350.000         10510.000
                                                                26  500.000 SH       OTHER   	                             500.000
Alcoa                          COM              013817101     6117 185195.175SH      SOLE               161560.175         23635.000
Allstate Corp.                 COM              020002101     6885 147905.000SH      SOLE               128930.000         18975.000
                                                                47 1000.000 SH       OTHER   	                            1000.000
American International Group   COM              026874107      223 3124.000 SH       SOLE                 1762.000          1362.000
Applied Materials, Inc.        COM              038222105      216 11000.000SH       SOLE                11000.000
Atmel Corp.                    COM              049513104     5279 891710.000SH      SOLE               785710.000        106000.000
BP PLC-Spons ADR               COM              055622104      387 7222.576 SH       SOLE                 6426.576           796.000
Bard, C.R.                     COM              067383109      267 4708.000 SH       SOLE                 4708.000
Barrick Gold Corp.             COM              067901108     2907 147175.000SH      SOLE               143375.000          3800.000
Baxter International           COM              071813109     7285 211105.000SH      SOLE               185630.000         25475.000
                                                                41 1200.000 SH       OTHER   	                            1200.000
Berkshire Hathaway Cl B        COM              084670207      260   88.000 SH       SOLE                   20.000            68.000
Carnival Corp New              COM              143658300     7380 157020.000SH      SOLE               137615.000         19405.000
                                                                42  900.000 SH       OTHER   	                             900.000
Citigroup, Inc.                COM              172967101     7687 165318.000SH      SOLE               145833.000         19485.000
                                                                46 1000.000 SH       OTHER                                  1000.000
Clarcor, Inc.                  COM              179895107     1717 37500.000SH       SOLE                37500.000
Clorox Company                 COM              189054109     6733 125200.000SH      SOLE               109050.000         16150.000
                                                                38  700.000 SH       OTHER                                   700.000
Coca-Cola Company              COM              191216100      365 7230.000 SH       SOLE                   60.000          7170.000
Colgate Palmolive              COM              194162103      712 12185.000SH       SOLE                 8985.000          3200.000
Comerica Inc                   COM              200340107      880 16033.000SH       SOLE                 9325.000          6708.000
                                                               573 10448.000SH       OTHER                                 10448.000
Deere & Co                     COM              244199105     7130 101655.000SH      SOLE                89675.000         11980.000
Equity Office Properties Trust COM              294741103     5797 213111.000SH      SOLE               190148.000         22963.000
                                                                30 1100.000 SH       OTHER                                  1100.000
Equity Residential             COM              29476L107      642 21600.000SH       SOLE                12800.000          8800.000
Exxon Mobil Corporation        COM              302316102     1497 33712.000SH       SOLE                22750.000         10962.000
                                                                53 1200.000 SH       OTHER                                  1200.000
Fannie Mae                     COM              313586109     6520 91367.000SH       SOLE                80887.000         10480.000
                                                                18  250.000 SH       OTHER                                   250.000
Fifth Third Bancorp            COM              316773100      511 9501.072 SH       SOLE                 9501.072
General Electric               COM              369604103     1859 57378.233SH       SOLE                33878.233         23500.000
                                                                78 2400.000 SH       OTHER                                  2400.000
General Mills                  COM              370334104     6166 129735.000SH      SOLE               113535.000         16200.000
                                                                49 1025.000 SH       OTHER                                  1025.000
Gentex Corp                    COM              371901109      202 5100.000 SH       SOLE                 4800.000           300.000
Global SanteFe Corp            COM              G3930E101      613 23125.000SH       SOLE                19525.000          3600.000
Grainger W.W.                  COM              384802104      230 4000.000 SH       SOLE                                   4000.000
HCA Inc.                       COM              404119109     6318 151910.000SH      SOLE               134800.000         17110.000
                                                                33  800.000 SH       OTHER                                   800.000
Harley-Davidson Inc            COM              412822108     7268 117332.000SH      SOLE               102657.000         14675.000
                                                                45  725.000 SH       OTHER                                   725.000
Hewlett Packard Company        COM              428236103     7532 356969.378SH      SOLE               314425.378         42544.000
                                                                34 1600.000 SH       OTHER                                  1600.000
Hibernia Corp Class A          COM              428656102     1619 66605.000SH       SOLE                48730.000         17875.000
Home Depot                     COM              437076102     5926 168349.425SH      SOLE               149084.425         19265.000
                                                                27  775.000 SH       OTHER                                   775.000
Huntington Bancshares Inc.     COM              446150104      241 10492.605SH       SOLE                10492.605
IBM                            COM              459200101     2253 25556.743SH       SOLE                20391.743          5165.000
Intel Corp                     COM              458140100      417 15102.355SH       SOLE                11602.355          3500.000
                                                                52 1900.000 SH       OTHER                                  1900.000
JP Morgan Chase & Co.          COM              46625H100     6067 156492.000SH      SOLE               136482.000         20010.000
                                                                35  900.000 SH       OTHER                                   900.000
Johnson & Johnson              COM              478160104     6276 112676.598SH      SOLE                98591.598         14085.000
                                                                54  975.000 SH       OTHER                                   975.000
L-3 Communications Holdings    COM              502424104     7219 108070.000SH      SOLE                94350.000         13720.000
McDonalds Corp                 COM              580135101     6525 250965.000SH      SOLE               220620.000         30345.000
                                                                39 1500.000 SH       OTHER                                  1500.000
Medtronic Inc                  COM              585055106      638 13100.000SH       SOLE                13100.000
Merck & Company                COM              589331107      548 11545.763SH       SOLE                 4745.763          6800.000
Micron Technology, Inc.        COM              595112103     4266 278625.000SH      SOLE               244350.000         34275.000
                                                                24 1600.000 SH       OTHER                                  1600.000
Nabors Industries Ltd          COM              G6359f103     3897 86180.000SH       SOLE                77160.000          9020.000
Newmont Mining Corp.           COM              651639106     2959 76332.000SH       SOLE                59647.000         16685.000
                                                                31  800.000 SH       OTHER                                   800.000
Noble Corp                     COM              G65422100     1006 26550.000SH       SOLE                23125.000          3425.000
Office Depot Inc.              COM              676220106     6458 360570.000SH      SOLE               318255.000         42315.000
                                                                34 1900.000 SH       OTHER                                  1900.000
PepsiCo                        COM              713448108      628 11651.886SH       SOLE                11251.886           400.000
Pfizer                         COM              717081103     6615 192962.622SH      SOLE               154287.622         38675.000
                                                                27  800.000 SH       OTHER                                   800.000
Quest Diagnostics              COM              74834L100     6717 79065.000SH       SOLE                69835.000          9230.000
Royal Dutch Petroleum          COM              780257705      434 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      409 16869.000SH       SOLE                14083.000          2786.000
Schering Plough                COM              806605101      347 18800.000SH       SOLE                13600.000          5200.000
Shell Transport & Trading      COM              822703609     6034 135000.000SH      SOLE               117525.000         17475.000
                                                                17  375.000 SH       OTHER                                   375.000
Sovereign Bancorp, Inc.        COM              845905108     3935 178050.000SH      SOLE               162600.000         15450.000
Stryker Corp                   COM              863667101      554 10075.000SH       SOLE                 9475.000           600.000
Suncor Energy Inc.             COM              867229106     3664 143050.000SH      SOLE               122875.000         20175.000
Toro Co.                       COM              891092108      420 6000.000 SH       SOLE                 6000.000
Transocean, Inc.               COM              G90078109     3242 112026.000SH      SOLE                98606.000         13420.000
                                                                20  700.000 SH       OTHER                                   700.000
Tyco International Ltd New     COM              902124106     6392 192886.200SH      SOLE               173841.200         19045.000
                                                                43 1300.000 SH       OTHER                                  1300.000
Verizon Communications         COM              92343V104     6274 173349.000SH      SOLE               149585.000         23764.000
                                                                15  425.000 SH       OTHER                                   425.000
W.R. Berkley Corp.             COM              084423102     6287 146369.000SH      SOLE               130160.000         16209.000
WalMart Stores                 COM              931142103      804 15232.510SH       SOLE                15232.510
Walgreen Co.                   COM              931422109      272 7500.000 SH       SOLE                 7500.000



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $223,056